Offerings	Sep. 22, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965.00
Offering Note	1a. An unspecified number of securities is being registered as may from time to time be offered at unspecified prices. 1b. Includes rights to acquire common stock of the registrant under any shareholder rights plan then in effect, if applicable under the terms of any such plan. 1c. Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon exercise of common stock warrants registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	993,807
Maximum Aggregate Offering Price	$ 7,542,991.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,154.83
Offering Note	2a. Represents shares of common stock issuable upon the conversion of outstanding shares of Series A Convertible Preferred Stock. 2b. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit is the average of the high and low prices reported for the registrant's common stock quoted on the Nasdaq Global Select Market on September [15], 2025.]
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	12,667,486
Maximum Aggregate Offering Price	$ 47,123,047.92
Carry Forward Form Type	S-1
Carry Forward File Number	333-271176
Carry Forward Initial Effective Date	Oct. 15, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,192.96
Offering Note	3a. The registrant previously registered the offer and sale of 12,667,486 shares of common stock pursuant to a registration statement on Form S-1 (File No. 333-271176) initially filed with the Securities and Exchange Commission (the "Commission") on April 6, 2023 (the "2023 Registration Statement"), all of which remain unsold (the "2023 Unsold Securities"), and, in connection therewith, paid a filing fee of $5,192.96. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered pursuant to this registration statement include the 2023 Unsold Securities, and the filing fee associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement) is hereby carried forward to be applied to the 2023 Unsold Securities and no additional filing fee is due with respect thereto. Pursuant to Rule 415(a)(6), the offering of the 2023 Unsold Securities pursuant to the 2023 Registration Statement shall be deemed terminated as of the date of the effective date of this registration statement.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,795,344
Maximum Aggregate Offering Price	$ 33,704,906.24
Carry Forward Form Type	S-1
Carry Forward File Number	333-282583
Carry Forward Initial Effective Date	Oct. 22, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,160.22
Offering Note	4a. The registrant previously registered the offer and sale of 6,795,344 shares of common stock pursuant to a registration statement on Form S-1 (File No. 333-282583) initially filed with the Commission on April 10, 2024 (the "2024 Registration Statement"), all of which remain unsold (the "2024 Unsold Securities"), and, in connection therewith, paid a filing fee of $5,160.22. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the 2024 Unsold Securities, and the filing fee associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the 2024 Registration Statement) is hereby carried forward to be applied to the 2024 Unsold Securities and no additional filing fee is due with respect thereto. Pursuant to Rule 415(a)(6), the offering of the 2024 Unsold Securities pursuant to the 2024 Registration Statement shall be deemed terminated as of the date of the effective date of this registration statement.